UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2017

Semi-Annual Repor t

QS

Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Asset Allocation Funds

QS Asset Allocation Funds (“Asset Allocation Funds”) consists of four separate investment Funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds and exchange-traded (“ETFs”), and is managed as an asset allocation program.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Asset Allocation Funds for the six-month reporting period ended July 31, 2017. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2017

II	QS Asset Allocation Funds

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended July 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was revised to 1.8%. GDP growth then decelerated to 1.2%, as revised, during the first quarter of 2017. Finally, the U.S. Department of Commerce’s second estimate for second quarter 2017 GDP growth — released after the reporting period ended — was 3.0%. The increase in growth reflected upturns in private inventory investment and federal government spending, along with an acceleration in personal consumption expenditures.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on July 31, 2017, the unemployment rate was 4.3%, as reported by the U.S. Department of Labor. However, the percentage of longer-term unemployed increased over the period. In July 2017, 25.9% of Americans looking for a job had been out of work for more than six months, versus 23.8% when the period began.

Turning to the global economy, in its July 2017 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “The pickup in global growth anticipated in the April World Economic Outlook remains on track, with global output projected to grow by 3.5 percent in 2017 and 3.6 percent in 2018. The unchanged global growth projections mask somewhat different contributions at the country level. U.S. growth projections are lower than in April, primarily reflecting the assumption that fiscal policy will be less expansionary going forward than previously anticipated. Growth has been revised up for Japan and especially the euro area, where positive surprises to activity in late 2016 and early 2017 point to solid momentum. China’s growth projections have also been revised up, reflecting a strong first quarter of 2017 and expectations of continued fiscal support.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.9%, versus 1.8% in 2016. Japan’s economy is expected to expand 1.3% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.6% in 2017, versus 4.3% in 2016.

QS Asset Allocation Funds	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after maintaining the federal funds rateiv at a range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting on December 14, 2016, at which time, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. At its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.” Finally, at its meeting that concluded on July 26, 2017, the Fed kept rates on hold, as expected.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. Looking back, in March 2015, before the beginning of the reporting period, the European Central Bank (“ECB”)v announced that it would start a €60 billion-per-month bond buying program that was expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Since that time, the ECB has remained on hold in terms of monetary policy. In other developed countries, in August 2016, the Bank of Englandvi lowered interest rates from 0.50% to 0.25%, a new record low, and rates remained constant during the reporting period. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

Q. What factors impacted the U.S. stock market during the reporting period?

A. While there were periods of volatility, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. The market rallied during the first month of the period and reached several new all-time highs. This was driven by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under President Donald Trump’s administration. After largely treading water in March 2017, the market again rallied from April through July 2017, as first quarter 2017 corporate profits were generally better than expected. All told, for the six months ended July 31, 2017, the S&P 500 Indexix gained 9.51%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexx, generated the strongest returns, as they gained 9.24% over the reporting period. In contrast, small-cap stocks, as measured by the Russell 2000 Indexxi, generated the weakest results, returning 5.35%, whereas mid-cap stocks, as measured by the Russell Midcap Indexxii, returned 7.00%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthxiii and Russell 3000 Valuexiv Indices, returned 12.90% and 5.02%, respectively, during the six months ended July 31, 2017.

Q. How did the international stock market perform during the reporting period?

A. As was the case in the U.S., international equities rallied sharply during the reporting period. Developed market equities, as measured by the MSCI EAFE Indexxv, rose during five of the six months of the reporting period. All told, the MSCI EAFE Index returned 13.79% for the six months ended July 31, 2017. These strong results were driven by solid investor demand, continued monetary policy accommodation and less concern over U.S. protectionism trade policies. Emerging market equities performed even better, with the MSCI Emerging Markets Indexxvi generating a 18.98% return over the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Looking back, Treasury yields moved sharply higher after the November 2016 U.S. presidential elections given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six months ended July 31, 2017. In contrast, long-term Treasury yields declined over the reporting period as a whole. Two-year Treasury yields began the reporting period at 1.19% and ended the period at 1.34%. Their low for the period of 1.12% occurred on February 24, 2017, and their peak of 1.41% took place on both July 3 and July 5, 2017. Ten-year Treasury yields began the reporting period at 2.45% and ended the period at 2.30%. Their low of 2.14% occurred on both June 6 and June 26, 2017, and their peak of 2.62% occurred on March 13, 2017.

IV	QS Asset Allocation Funds

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, questions regarding future Fed monetary policy, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexxvii, returned 2.51% during the six months ended July 31, 2017. Within the U.S. bond market, lower rated corporate bonds generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxviii, gained 4.57% for the six months ended July 31, 2017. The high-yield market began the reporting period on a positive note, as it generated strong results during the first month of the period. This was driven by robust demand from investors looking to generate incremental yield in the low interest rate environment. After moving slightly lower in March 2017 given falling oil prices and overall weak demand, the high-yield market again rallied from April through July 2017.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Globalxix returned 5.38% during the six months ended July 31, 2017. The asset class posted positive results during the first four months of the reporting period. This was triggered by overall strong investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. The asset class then modestly declined in June 2017, but moved higher in July 2017.

QS Asset Allocation Funds	V

Investment commentary (cont’d)

QS Growth Fund

QS Growth seeks capital appreciation. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2017, Class A shares of QS Growth Fund, excluding sales charges, returned 7.62%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Indexxx, and the Growth Composite Benchmarkxxi, returned 2.51%, 8.94% and 8.46%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average1 returned 9.68% over the same timeframe.

Performance Snapshot as of July 31, 2017 (unaudited)
(excluding sales charges)	6 months
QS Growth Fund:
Class A	7.62%
Class C	7.30%
Class R	7.48%
Class I	7.77%
Bloomberg Barclays U.S. Aggregate Index	2.51%
Russell 3000 Index	8.94%
Growth Composite Benchmark	8.46%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	9.68%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.36%, 2.04%, 2.28% and 1.04%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 149 funds in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

VI	QS Asset Allocation Funds

QS Moderate Growth Fund

QS Moderate Growth seeks long-term growth of capital. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2017, Class A shares of QS Moderate Growth Fund, excluding sales charges, returned 7.29%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Index, and the Moderate Growth Composite Benchmarkxxii, returned 2.51%, 8.94% and 7.40%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average1 returned 7.44% over the same time frame.

Performance Snapshot as of July 31, 2017 (unaudited)
(excluding sales charges)	6 months
QS Moderate Growth Fund:
Class A	7.29%
Class C	6.98%
Class R	7.16%
Class I	7.47%
Bloomberg Barclays U.S. Aggregate Index	2.51%
Russell 3000 Index	8.94%
Moderate Growth Composite Benchmark	7.40%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average	7.44%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.29%, 1.98%, 2.15% and 0.96%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 519 funds in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Asset Allocation Funds	VII

Investment commentary (cont’d)

QS Conservative Growth Fund

QS Conservative Growth seeks balance of growth of capital and income. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2017, Class A shares of QS Conservative Growth Fund, excluding sales charges, returned 6.49%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 1000 Index, and the Conservative Growth Composite Benchmarkxxiii, returned 2.51%, 9.24% and 5.98% respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average1 returned 6.27% over the same time frame.

Performance snapshot as of July 31, 2017 (unaudited)
(excluding sales charges)	6 months
QS Conservative Growth Fund:
Class A	6.49%
Class C	6.08%
Class R	6.31%
Class I	6.63%
Bloomberg Barclays U.S. Aggregate Index	2.51%
Russell 1000 Index	9.24%
Conservative Growth Composite Benchmark	5.98%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average	6.27%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.20%, 1.93%, 1.92% and 0.93%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 555 funds in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

VIII	QS Asset Allocation Funds

QS Defensive Growth Fund

QS Defensive Growth seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2017, Class A shares of QS Defensive Growth Fund, excluding sales charges, returned 5.56%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, and the Russell 1000 Index, and the Defensive Growth Composite Benchmarkxxiv, returned 2.51%, 9.24% and 4.71%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned 4.53% for the same period.

Performance Snapshot as of July 31, 2017 (unaudited)
(excluding sales charges)	6 months
QS Defensive Growth Fund:
Class A	5.56%
Class C	5.11%
Class C1[2]	5.37%
Class R	5.36%
Class I	5.72%
Bloomberg Barclays U.S. Aggregate Index	2.51%
Russell 1000 Index	9.24%
Defensive Growth Composite Benchmark	4.71%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average	4.53%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.17%, 1.86%, 1.67%, 2.23% and 0.92%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 360 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges, if any.

†	Includes expenses of the underlying funds in which the Fund invests.

QS Asset Allocation Funds	IX

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2017

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Investments in small- and mid- capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher- rated, investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds and exchange-traded funds (“ETFs”), rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Funds’ performance. The Funds pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Fund indirectly bears its pro rata shares of the fees and expenses incurred by the underlying funds it invests in, including advisory fees. These expenses are in addition to the expenses that each Fund bears directly in connection with its own operation. Also, the portfolio managers may invest in underlying funds that have a limited performance history. Each Fund, as a non-diversified fund, is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund which may magnify the Fund’s losses from events affecting a particular issuer.

Each Asset Allocation Fund is a “fund of funds” — meaning it invests in other underlying funds. Each Fund seeks its objective by investing primarily in other affiliated funds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Additionally, the portfolio managers may invest in underlying funds that have a limited performance history. Please see each Fund’s prospectus for a more complete discussion of these and other risks and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

X	QS Asset Allocation Funds

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[x]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

xi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

xii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

xiii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xiv

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xvi	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xvii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xviii

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xix

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xx	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xxi

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xxii

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xxiii

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xxiv

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

QS Asset Allocation Funds	XI

Funds at a glance (unaudited)

QS Growth Fund Breakdown† (%) as of — July 31, 2017

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.4 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
12.2 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
11.9 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
10.1 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
10.0 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Consumer Discretionary Health Care Industrials
8.3 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Financials Industrials Information Technology Consumer Discretionary Health Care
6.8 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
6.4 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities U.S. Government & Agency Obligations Investments in Underlying Funds Financials Information Technology

†	Subject to change at any time.

*	Represents less than 0.1%

% of Total Long-Term Investments	Top 5 Sectors
5.0 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Information Technology
5.0 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials
4.4 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Industrials Health Care
4.0 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
2.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Non-U.S. Treasury Inflation Protected Securities
0.0* Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds
0.0* Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Materials Industrials Financials

QS Asset Allocation Funds 2017 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

QS Moderate Growth Fund Breakdown† (%) as of — July 31, 2017

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
10.9 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
10.4 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
10.1 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Consumer Discretionary Health Care Industrials
9.4 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
9.3 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds
7.0 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
6.4 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities U.S. Government & Agency Obligations Investments in Underlying Funds Financials Information Technology
6.3 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.6 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
4.7 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Materials Industrials Financials
4.5 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Financials Industrials Information Technology Consumer Discretionary Health Care
4.1 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Industrials Health Care
4.0 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Information Technology
3.9 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Non-U.S. Treasury Inflation Protected Securities
2.1 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
1.3 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Corporate Bonds & Notes Collateralized Mortgage Obligations Asset-Backed Securities

2	QS Asset Allocation Funds 2017 Semi-Annual Report

QS Conservative Growth Fund Breakdown† (%) as of — July 31, 2017

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
21.4 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds
10.0 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Consumer Discretionary Health Care Industrials
8.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Corporate Bonds & Notes Collateralized Mortgage Obligations Asset-Backed Securities
7.4 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
7.0 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
6.4 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities U.S. Government & Agency Obligations Investments in Underlying Funds Financials Information Technology
5.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Materials Industrials Financials
5.1 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.8 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials
4.3 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Non-U.S. Treasury Inflation Protected Securities
4.0 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
3.6 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
3.4 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Information Technology
3.1 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Financials Industrials Information Technology Consumer Discretionary Health Care
3.0 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
2.6 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Industrials Health Care

QS Asset Allocation Funds 2017 Semi-Annual Report	3

Funds at a glance (unaudited) (cont’d)

QS Defensive Growth Fund Breakdown† (%) as of — July 31, 2017

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
32.9 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds
14.2 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Corporate Bonds & Notes Collateralized Mortgage Obligations Asset-Backed Securities
9.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Materials Industrials Financials
8.0 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Consumer Discretionary Health Care Industrials
6.6 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities U.S. Government & Agency Obligations Investments in Underlying Funds Financials Information Technology
5.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
4.6 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Non-U.S. Treasury Inflation Protected Securities
2.9 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
2.3 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
2.2 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
2.1 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Industrials Health Care
1.9 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Financials Industrials Information Technology Consumer Discretionary Health Care
1.4 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials
0.9 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

4	QS Asset Allocation Funds 2017 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2017 and held for the six months ended July 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	7.62%	$1,000.00	$1,076.20	0.50%	$2.57	Class A	5.00%	$1,000.00	$1,022.32	0.50%	$2.51
Class C	7.30	1,000.00	1,073.00	1.20	6.17	Class C	5.00	1,000.00	1,018.84	1.20	6.01
Class R	7.48	1,000.00	1,074.80	0.80	4.12	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	7.77	1,000.00	1,077.70	0.18	0.93	Class I	5.00	1,000.00	1,023.90	0.18	0.90

[1]	For the six months ended July 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Asset Allocation Funds 2017 Semi-Annual Report	5

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2017 and held for the six months ended July 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	7.29%	$1,000.00	$1,072.90	0.47%	$2.42	Class A	5.00%	$1,000.00	$1,022.46	0.47%	$2.36
Class C	6.98	1,000.00	1,069.80	1.19	6.11	Class C	5.00	1,000.00	1,018.89	1.19	5.96
Class R	7.16	1,000.00	1,071.60	0.80	4.11	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	7.47	1,000.00	1,074.70	0.16	0.82	Class I	5.00	1,000.00	1,024.00	0.16	0.80

[1]	For the six months ended July 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

6	QS Asset Allocation Funds 2017 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2017 and held for the six months ended July 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	6.49%	$1,000.00	$1,064.90	0.47%	$2.41	Class A	5.00%	$1,000.00	$1,022.46	0.47%	$2.36
Class C	6.08	1,000.00	1,060.80	1.21	6.18	Class C	5.00	1,000.00	1,018.79	1.21	6.06
Class R	6.31	1,000.00	1,063.10	0.80	4.09	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	6.63	1,000.00	1,066.30	0.22	1.13	Class I	5.00	1,000.00	1,023.70	0.22	1.10

[1]	For the six months ended July 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Asset Allocation Funds 2017 Semi-Annual Report	7

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2017 and held for the six months ended July 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.56%	$1,000.00	$1,055.60	0.53%	$2.70	Class A	5.00%	$1,000.00	$1,022.17	0.53%	$2.66
Class C	5.11	1,000.00	1,051.10	1.27	6.46	Class C	5.00	1,000.00	1,018.50	1.27	6.36
Class C1	5.37	1,000.00	1,053.70	1.03	5.24	Class C1	5.00	1,000.00	1,019.69	1.03	5.16
Class R	5.36	1,000.00	1,053.60	0.80	4.07	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	5.72	1,000.00	1,057.20	0.25	1.28	Class I	5.00	1,000.00	1,023.55	0.25	1.25

[1]	For the six months ended July 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

8	QS Asset Allocation Funds 2017 Semi-Annual Report

Schedules of investments (unaudited)

July 31, 2017

QS Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		4,935,615	$101,180,101
QS International Equity Fund, Class IS Shares		5,502,914	91,843,642
QS Strategic Real Return Fund, Class IS Shares		4,027,477	48,329,724
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		220,022	51,238,762
ClearBridge Appreciation Fund, Class IS Shares		3,900,780	89,912,975
ClearBridge International Value Fund, Class IS Shares		3,270,054	37,834,529
ClearBridge Large Cap Growth Fund, Class IS Shares		882,519	37,542,361
ClearBridge Mid Cap Fund, Class IS Shares		874,152	32,911,817
ClearBridge Small Cap Growth Fund, Class IS Shares		909,486	29,985,762
QS Global Dividend Fund, Class IS Shares		6,071,901	75,413,010
QS U.S. Large Cap Equity Fund, Class IS Shares		4,082,141	76,091,103
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		6,591,537	62,421,853
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		8,169	96,880
Western Asset High Yield Fund, Class IS Shares		9,804	81,080
Western Asset Macro Opportunities Fund, Class IS Shares		1,591,325	18,745,804
Total Investments in Underlying Funds before Short-Term Investments (Cost — $536,664,462)			753,629,403

	Rate
Short-Term Investments — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $2,689,573)	0.938%	2,689,573	2,689,573
Total Investments — 100.1% (Cost — $539,354,035#)			756,318,976
Liabilities in Excess of Other Assets — (0.1)%			(963,733)
Total Net Assets — 100.0%			$755,355,243

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	9

Schedules of investments (unaudited) (cont’d)

July 31, 2017

QS Moderate Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.6%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		2,475,211	$50,741,817
QS International Equity Fund, Class IS Shares		2,732,600	45,607,094
QS Strategic Real Return Fund, Class IS Shares		2,603,006	31,236,067
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		116,222	27,065,876
ClearBridge Appreciation Fund, Class IS Shares		2,291,063	52,809,010
ClearBridge International Value Fund, Class IS Shares		1,695,607	19,618,176
ClearBridge Large Cap Growth Fund, Class IS Shares		714,695	30,403,131
ClearBridge Mid Cap Fund, Class IS Shares		534,977	20,141,878
ClearBridge Small Cap Growth Fund, Class IS Shares		314,885	10,381,753
QS Global Dividend Fund, Class IS Shares		3,933,477	48,853,785
QS U.S. Large Cap Equity Fund, Class IS Shares		1,820,622	33,936,398
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		2,318,242	21,953,748
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		506,370	6,390,390
Western Asset Core Plus Bond Fund, Class IS Shares		3,804,847	45,125,485
Western Asset High Yield Fund, Class IS Shares		2,745,962	22,709,102
Western Asset Macro Opportunities Fund, Class IS Shares		1,613,750	19,009,975
Total Investments in Underlying Funds before Short-Term Investments (Cost — $361,981,963)			485,983,685

	Rate
Short-Term Investments — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $2,584,452)	0.938%	2,584,452	2,584,452
Total Investments — 100.2% (Cost — $364,566,415#)			488,568,137
Liabilities in Excess of Other Assets — (0.2)%			(767,627)
Total Net Assets — 100.0%			$487,800,510

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

10	QS Asset Allocation Funds 2017 Semi-Annual Report

QS Conservative Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		1,067,204	$21,877,677
QS International Equity Fund, Class IS Shares		953,562	15,914,944
QS Strategic Real Return Fund, Class IS Shares		1,662,634	19,951,604
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		48,327	11,254,450
ClearBridge Appreciation Fund, Class IS Shares		994,112	22,914,281
ClearBridge International Value Fund, Class IS Shares		917,726	10,618,084
ClearBridge Large Cap Growth Fund, Class IS Shares		351,357	14,946,741
ClearBridge Mid Cap Fund, Class IS Shares		211,466	7,961,701
ClearBridge Small Cap Growth Fund, Class IS Shares		281,302	9,274,541
QS Global Dividend Fund, Class IS Shares		2,502,410	31,079,933
QS U.S. Large Cap Equity Fund, Class IS Shares		665,013	12,395,849
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		1,011,940	9,583,070
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,984,735	25,047,359
Western Asset Core Plus Bond Fund, Class IS Shares		5,595,529	66,362,970
Western Asset High Yield Fund, Class IS Shares		2,159,644	17,860,254
Western Asset Macro Opportunities Fund, Class IS Shares		1,145,954	13,499,338
Total Investments in Underlying Funds before Short-Term Investments (Cost — $244,006,152)			310,542,796

	Rate
Short-Term Investments — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $846,429)	0.938%	846,429	846,429
Total Investments — 100.2% (Cost — $244,852,581#)			311,389,225
Liabilities in Excess of Other Assets — (0.2)%			(649,872)
Total Net Assets — 100.0%			$310,739,353

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	11

Schedules of investments (unaudited) (cont’d)

July 31, 2017

QS Defensive Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.7%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		186,877	$3,830,985
QS International Equity Fund, Class IS Shares		370,871	6,189,841
QS Strategic Real Return Fund, Class IS Shares		738,337	8,860,040
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		12,971	3,020,692
ClearBridge Appreciation Fund, Class IS Shares		330,465	7,617,210
ClearBridge Large Cap Growth Fund, Class IS Shares		43,800	1,863,240
ClearBridge Mid Cap Fund, Class IS Shares		73,384	2,762,905
ClearBridge Small Cap Growth Fund, Class IS Shares		35,226	1,161,413
QS Global Dividend Fund, Class IS Shares		869,586	10,800,253
QS U.S. Large Cap Equity Fund, Class IS Shares		164,103	3,058,885
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		276,626	2,619,644
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,514,977	19,119,013
Western Asset Core Plus Bond Fund, Class IS Shares		3,718,587	44,102,436
Western Asset High Yield Fund, Class IS Shares		1,585,770	13,114,321
Western Asset Macro Opportunities Fund, Class IS Shares		513,106	6,044,384
Total Investments in Underlying Funds before Short-Term Investments (Cost — $110,668,099)			134,165,262

	Rate
Short-Term Investments — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $165,631)	0.938%	165,631	165,631
Total Investments — 99.8% (Cost — $110,833,730#)			134,330,893
Other Assets in Excess of Liabilities — 0.2%			223,024
Total Net Assets — 100.0%			$134,553,917

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12	QS Asset Allocation Funds 2017 Semi-Annual Report

Statements of assets and liabilities (unaudited)

July 31, 2017

	QS Growth Fund	QS Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$536,664,462	$361,981,963
Short-term investments, at cost	2,689,573	2,584,452
Investments in affiliated Underlying Funds, at value	$753,629,403	$485,983,685
Short-term investments, at value	2,689,573	2,584,452
Receivable for Fund shares sold	285,247	307,178
Interest receivable	1,366	1,021
Receivable from investment manager	21	21
Prepaid expenses	61,114	57,475
Total Assets	756,666,724	488,933,832

Liabilities:
Payable for Fund shares repurchased	436,209	603,612
Service and/or distribution fees payable	171,523	115,297
Trustees’ fees payable	4,103	2,791
Accrued expenses	699,646	411,622
Total Liabilities	1,311,481	1,133,322
Total Net Assets	$755,355,243	$487,800,510

Net Assets:
Par value (Note 7)	$441	$289
Paid-in capital in excess of par value	580,562,304	385,823,841
(Overdistributed) undistributed net investment income	(907,308)	792,004
Accumulated net realized loss on affiliated Underlying Funds and capital gain distributions from affiliated Underlying Funds	(41,265,135)	(22,817,346)
Net unrealized appreciation on affiliated Underlying Funds	216,964,941	124,001,722
Total Net Assets	$755,355,243	$487,800,510

Net Assets:
Class A	$734,832,066	$460,613,364
Class C	$18,925,989	$21,196,505
Class R	$62,478	$78,766
Class I	$1,534,710	$5,911,875

Shares Outstanding:
Class A	42,875,093	27,286,127
Class C	1,178,086	1,238,315
Class R	3,674	4,714
Class I	89,752	352,554

Net Asset Value:
Class A (and redemption price)	$17.14	$16.88
Class C*	$16.07	$17.12
Class R (and redemption price)	$17.01	$16.71
Class I (and redemption price)	$17.10	$16.77

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$18.19	$17.91

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	13

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2017

	QS Conservative Growth Fund	QS Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$244,006,152	$110,668,099
Short-term investments, at cost	846,429	165,631
Investments in affiliated Underlying Funds, at value	$310,542,796	$134,165,262
Short-term investments, at value	846,429	165,631
Receivable for Fund shares sold	210,777	460,206
Interest receivable	857	280
Receivable from investment manager	15	103
Prepaid expenses	58,440	66,376
Total Assets	311,659,314	134,857,858

Liabilities:
Payable for Fund shares repurchased	607,793	153,091
Service and/or distribution fees payable	74,349	30,946
Trustees’ fees payable	1,906	950
Accrued expenses	235,913	118,954
Total Liabilities	919,961	303,941
Total Net Assets	$310,739,353	$134,553,917

Net Assets:
Par value (Note 7)	$208	$97
Paid-in capital in excess of par value	256,002,271	117,087,832
Undistributed net investment income	296,309	244,629
Accumulated net realized loss on affiliated Underlying Funds and capital gain distributions from affiliated Underlying Funds	(12,096,079)	(6,275,804)
Net unrealized appreciation on affiliated Underlying Funds	66,536,644	23,497,163
Total Net Assets	$310,739,353	$134,553,917

Net Assets:
Class A	$287,242,699	$125,623,816
Class C	$16,214,652	$3,080,269
Class C1	—	$3,028,714
Class R	$83,316	$53,394
Class I	$7,198,686	$2,767,724

Shares Outstanding:
Class A	19,244,445	9,038,161
Class C	1,046,502	222,822
Class C1	—	213,506
Class R	5,592	3,852
Class I	482,557	199,550

Net Asset Value:
Class A (and redemption price)	$14.93	$13.90
Class C*	$15.49	$13.82
Class C1*	—	$14.19
Class R (and redemption price)	$14.90	$13.86
Class I (and redemption price)	$14.92	$13.87

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$15.84	$14.52

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

14	QS Asset Allocation Funds 2017 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended July 31, 2017

	QS Growth Fund	QS Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$1,082,994	$1,972,447
Interest	8,641	83,861
Total Investment Income	1,091,635	2,056,308

Expenses:
Service and/or distribution fees (Notes 2 and 5)	989,787	667,487
Transfer agent fees (Note 5)	786,490	409,565
Shareholder reports	36,292	23,979
Registration fees	33,957	32,694
Trustees’ fees	23,656	15,322
Audit and tax fees	16,000	15,504
Legal fees	14,930	14,232
Fund accounting fees	13,042	13,042
Insurance	4,853	3,374
Custody fees	7	7
Interest expense	1	9
Miscellaneous expenses	2,349	1,780
Total Expenses	1,921,364	1,196,995
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(173)	(375)
Net Expenses	1,921,191	1,196,620
Net Investment Income (Loss)	(829,556)	859,688

Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	2,451,626	163,343
Capital gain distributions from affiliated Underlying Funds	32,256	20,436
Net Realized Gain	2,483,882	183,779
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	52,616,312	32,786,461
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	55,100,194	32,970,240
Increase in Net Assets From Operations	$54,270,638	$33,829,928

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	15

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2017

	QS Conservative Growth Fund	QS Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$2,208,759	$1,382,928
Interest	4,354	1,504
Total Investment Income	2,213,113	1,384,432

Expenses:
Service and/or distribution fees (Notes 2 and 5)	440,476	182,143
Transfer agent fees (Note 5)	238,954	95,469
Registration fees	32,314	36,176
Shareholder reports	15,933	7,516
Audit and tax fees	15,174	14,822
Legal fees	14,155	13,847
Fund accounting fees	13,042	12,833
Trustees’ fees	9,926	4,384
Insurance	2,482	1,294
Interest expense	122	109
Custody fees	5	—
Miscellaneous expenses	1,718	1,808
Total Expenses	784,301	370,401
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(170)	(472)
Net Expenses	784,131	369,929
Net Investment Income	1,428,982	1,014,503

Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	866,222	473,848
Capital gain distributions from affiliated Underlying Funds	11,298	4,744
Net Realized Gain	877,520	478,592
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	17,130,290	5,757,712
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	18,007,810	6,236,304
Increase in Net Assets From Operations	$19,436,792	$7,250,807

See Notes to Financial Statements.

16	QS Asset Allocation Funds 2017 Semi-Annual Report

Statements of changes in net assets

QS Growth Fund

For the Six Months Ended July 31, 2017 (unaudited) and the Year Ended January 31, 2017	July 31	January 31

Operations:
Net investment income (loss)	$(829,556)	$6,760,479
Net realized gain	2,483,882	16,962,002
Change in net unrealized appreciation (depreciation)	52,616,312	82,840,280
Increase in Net Assets From Operations	54,270,638	106,562,761

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(150,031)	(7,100,060)
Net realized gains	(17,530,316)	(23,140,773)
Decrease in Net Assets From Distributions to Shareholders	(17,680,347)	(30,240,833)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	20,737,616	70,992,549
Reinvestment of distributions	17,628,249	30,142,058
Cost of shares repurchased	(43,665,327)	(111,968,031)
Decrease in Net Assets From Fund Share Transactions	(5,299,462)	(10,833,424)
Increase in Net Assets	31,290,829	65,488,504

Net Assets:
Beginning of period	724,064,414	658,575,910
End of period*	$755,355,243	$724,064,414
*Includes (overdistributed) undistributed net investment income, respectively, of:	$(907,308)	$72,279

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	17

Statements of changes in net assets (cont’d)

QS Moderate Growth Fund

For the Six Months Ended July 31, 2017 (unaudited) and the Year Ended January 31, 2017	July 31	January 31

Operations:
Net investment income	$859,688	$6,164,948
Net realized gain	183,779	10,248,435
Change in net unrealized appreciation (depreciation)	32,786,461	46,619,947
Increase in Net Assets From Operations	33,829,928	63,033,330

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(165,002)	(6,775,070)
Net realized gains	(8,204,267)	(14,100,425)
Decrease in Net Assets From Distributions to Shareholders	(8,369,269)	(20,875,495)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	15,573,954	45,172,944
Reinvestment of distributions	8,332,201	20,777,751
Cost of shares repurchased	(31,840,724)	(76,934,311)
Decrease in Net Assets From Fund Share Transactions	(7,934,569)	(10,983,616)
Increase in Net Assets	17,526,090	31,174,219

Net Assets:
Beginning of period	470,274,420	439,100,201
End of period*	$487,800,510	$470,274,420
*Includes undistributed net investment income of:	$792,004	$97,318

See Notes to Financial Statements.

18	QS Asset Allocation Funds 2017 Semi-Annual Report

QS Conservative Growth Fund

For the Six Months Ended July 31, 2017 (unaudited) and the Year Ended January 31, 2017	July 31	January 31

Operations:
Net investment income	$1,428,982	$5,330,120
Net realized gain	877,520	5,546,341
Change in net unrealized appreciation (depreciation)	17,130,290	24,324,272
Increase in Net Assets From Operations	19,436,792	35,200,733

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,441,024)	(5,820,036)
Net realized gains	(3,486,584)	(6,371,481)
Decrease in Net Assets From Distributions to Shareholders	(4,927,608)	(12,191,517)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	17,744,533	43,285,088
Reinvestment of distributions	4,894,593	12,102,345
Cost of shares repurchased	(32,316,381)	(62,342,842)
Decrease in Net Assets From Fund Share Transactions	(9,677,255)	(6,955,409)
Increase in Net Assets	4,831,929	16,053,807

Net Assets:
Beginning of period	305,907,424	289,853,617
End of period*	$310,739,353	$305,907,424
*Includes undistributed net investment income of:	$296,309	$308,351

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	19

Statements of changes in net assets (cont’d)

QS Defensive Growth Fund

For the Six Months Ended July 31, 2017 (unaudited) and the Year Ended January 31, 2017	July 31	January 31

Operations:
Net investment income	$1,014,503	$3,073,898
Net realized gain	478,592	1,282,927
Change in net unrealized appreciation (depreciation)	5,757,712	7,901,980
Increase in Net Assets From Operations	7,250,807	12,258,805

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,010,005)	(3,226,031)
Net realized gains	(696,424)	(1,291,814)
Decrease in Net Assets From Distributions to Shareholders	(1,706,429)	(4,517,845)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	5,959,207	21,412,106
Reinvestment of distributions	1,695,254	4,487,140
Cost of shares repurchased	(13,843,944)	(29,441,358)
Decrease in Net Assets From Fund Share Transactions	(6,189,483)	(3,542,112)
Increase (Decrease) in Net Assets	(645,105)	4,198,848

Net Assets:
Beginning of period	135,199,022	131,000,174
End of period*	$134,553,917	$135,199,022
*Includes undistributed net investment income of:	$244,629	$240,131

See Notes to Financial Statements.

20	QS Asset Allocation Funds 2017 Semi-Annual Report

Financial highlights

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2017[2]		2017	2016	2015	2014	2013

Net asset value, beginning of period	$16.31		$14.60	$17.23	$17.22	$14.81	$13.06

Income (loss) from operations:
Net investment income (loss)	(0.02)		0.16	0.13	0.12	0.08	0.14
Net realized and unrealized gain (loss)	1.25		2.23	(0.98)	0.60	2.50	1.78
Total income (loss) from operations	1.23		2.39	(0.85)	0.72	2.58	1.92

Less distributions from:
Net investment income	(0.00)	[3]	(0.16)	(0.15)	(0.19)	(0.17)	(0.17)
Net realized gains	(0.40)		(0.52)	(1.63)	(0.52)	—	—
Total distributions	(0.40)		(0.68)	(1.78)	(0.71)	(0.17)	(0.17)

Net asset value, end of period	$17.14		$16.31	$14.60	$17.23	$17.22	$14.81
Total return[4]	7.62%		16.68%	(5.82)%	4.11%	17.41%	14.81%

Net assets, end of period (000s)	$734,832		$703,021	$607,632	$663,706	$644,907	$570,110

Ratios to average net assets:
Gross expenses[5]	0.50%[6]		0.54%	0.54%	0.55%	0.60%	0.69%
Net expenses[5,7]	0.50	[6,8]	0.54	0.54	0.55	0.60	0.69
Net investment income (loss)	(0.21)	[6]	1.03	0.76	0.69	0.49	1.04

Portfolio turnover rate	2%		20%	44%[9]	29%	11%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	21

Financial highlights (cont’d)

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2017[2]		2017	2016	2015	2014	2013

Net asset value, beginning of period	$15.36		$13.80	$16.38	$16.44	$14.16	$12.50

Income (loss) from operations:
Net investment income (loss)	(0.07)		0.04	0.01	0.02	(0.02)	0.06
Net realized and unrealized gain (loss)	1.18		2.10	(0.92)	0.56	2.38	1.71
Total income (loss) from operations	1.11		2.14	(0.91)	0.58	2.36	1.77

Less distributions from:
Net investment income	(0.00)	[3]	(0.06)	(0.04)	(0.12)	(0.08)	(0.11)
Net realized gains	(0.40)		(0.52)	(1.63)	(0.52)	—	—
Total distributions	(0.40)		(0.58)	(1.67)	(0.64)	(0.08)	(0.11)

Net asset value, end of period	$16.07		$15.36	$13.80	$16.38	$16.44	$14.16
Total return[4]	7.30%		15.81%	(6.43)%	3.45%	16.65%	14.20%

Net assets, end of period (000s)	$18,926		$19,662	$20,526	$24,222	$18,507	$16,329

Ratios to average net assets:
Gross expenses[5]	1.20%[6]		1.22%	1.24%	1.22%	1.26%	1.24%
Net expenses[5,7]	1.20	[6,8]	1.22	1.24	1.22	1.26	1.24
Net investment income (loss)	(0.91)	[6]	0.26	0.04	0.15	(0.16)	0.47

Portfolio turnover rate	2%		20%	44%[9]	29%	11%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

22	QS Asset Allocation Funds 2017 Semi-Annual Report

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2017[2]		2017	2016	2015[3]

Net asset value, beginning of period	$16.21		$14.55	$17.20	$18.17

Income (loss) from operations:
Net investment income (loss)	(0.04)		0.20	0.10	0.11
Net realized and unrealized gain (loss)	1.24		2.14	(1.00)	(0.36)
Total income (loss) from operations	1.20		2.34	(0.90)	(0.25)

Less distributions from:
Net investment income	(0.00)	[4]	(0.16)	(0.12)	(0.20)
Net realized gains	(0.40)		(0.52)	(1.63)	(0.52)
Total distributions	(0.40)		(0.68)	(1.75)	(0.72)

Net asset value, end of period	$17.01		$16.21	$14.55	$17.20
Total return[5]	7.48%		16.39%	(6.07)%	(1.46)%

Net assets, end of period (000s)	$62		$46	$18	$10

Ratios to average net assets:
Gross expenses[6]	1.08%[7]		1.46%	1.21%	0.75%[7]
Net expenses[6,8]	0.80	[7,9]	0.80 [9]	0.80 [9]	0.75 [7]
Net investment income (loss)	(0.50)	[7]	1.27	0.59	0.92 [7]

Portfolio turnover rate	2%		20%	44%[10]	29%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[11]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	23

Financial highlights (cont’d)

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2017[2]		2017	2016	2015	2014	2013

Net asset value, beginning of period	$16.25		$14.54	$17.18	$17.17	$14.77	$13.03

Income (loss) from operations:
Net investment income	0.01		0.21	0.19	0.25	0.14	0.23
Net realized and unrealized gain (loss)	1.24		2.23	(0.99)	0.53	2.48	1.74
Total income (loss) from operations	1.25		2.44	(0.80)	0.78	2.62	1.97

Less distributions from:
Net investment income	(0.00)	[3]	(0.21)	(0.21)	(0.25)	(0.22)	(0.23)
Net realized gains	(0.40)		(0.52)	(1.63)	(0.52)	—	—
Total distributions	(0.40)		(0.73)	(1.84)	(0.77)	(0.22)	(0.23)

Net asset value, end of period	$17.10		$16.25	$14.54	$17.18	$17.17	$14.77
Total return[4]	7.77%		17.06%	(5.55)%	4.43%	17.76%	15.23%

Net assets, end of period (000s)	$1,535		$1,336	$1,571	$2,259	$959	$503

Ratios to average net assets:
Gross expenses[5]	0.18%[6]		0.22%	0.20%	0.28%	0.36%	0.28%
Net expenses[5,7]	0.18	[6]	0.22	0.20	0.28	0.33 [8]	0.28
Net investment income	0.13	[6]	1.35	1.09	1.40	0.84	1.64

Portfolio turnover rate	2%		20%	44%[9]	29%	11%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

24	QS Asset Allocation Funds 2017 Semi-Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$16.01	$14.59	$16.77	$16.29	$14.39	$12.87

Income (loss) from operations:
Net investment income	0.03	0.22	0.19	0.20	0.13	0.18
Net realized and unrealized gain (loss)	1.14	1.92	(0.91)	0.55	1.97	1.56
Total income (loss) from operations	1.17	2.14	(0.72)	0.75	2.10	1.74

Less distributions from:
Net investment income	(0.01)	(0.24)	(0.21)	(0.27)	(0.20)	(0.22)
Net realized gains	(0.29)	(0.48)	(1.25)	—	—	—
Total distributions	(0.30)	(0.72)	(1.46)	(0.27)	(0.20)	(0.22)

Net asset value, end of period	$16.88	$16.01	$14.59	$16.77	$16.29	$14.39
Total return[3]	7.29%	14.88%	(4.78)%	4.55%	14.59%	13.60%

Net assets, end of period (000s)	$460,613	$442,854	$396,480	$435,104	$424,969	$390,747

Ratios to average net assets:
Gross expenses[4]	0.47%[5]	0.52%	0.50%	0.51%	0.54%	0.60%
Net expenses[4,6]	0.47 [5,7]	0.52	0.50	0.51	0.54	0.60
Net investment income	0.39 [5]	1.41	1.15	1.16	0.86	1.35

Portfolio turnover rate	4%	21%	47%[8]	27%	12%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	25

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$16.28	$14.82	$17.01	$16.54	$14.62	$13.08

Income (loss) from operations:
Net investment income (loss)	(0.03)	0.10	0.07	0.10	0.03	0.10
Net realized and unrealized gain (loss)	1.17	1.95	(0.93)	0.54	1.99	1.58
Total income (loss) from operations	1.14	2.05	(0.86)	0.64	2.02	1.68

Less distributions from:
Net investment income	(0.01)	(0.11)	(0.08)	(0.17)	(0.10)	(0.14)
Net realized gains	(0.29)	(0.48)	(1.25)	—	—	—
Total distributions	(0.30)	(0.59)	(1.33)	(0.17)	(0.10)	(0.14)

Net asset value, end of period	$17.12	$16.28	$14.82	$17.01	$16.54	$14.62
Total return[3]	6.98%	14.06%	(5.47)%	3.83%	13.80%	12.90%

Net assets, end of period (000s)	$21,197	$21,749	$22,737	$26,416	$21,534	$18,371

Ratios to average net assets:
Gross expenses[4]	1.19%[5]	1.21%	1.21%	1.20%	1.23%	1.22%
Net expenses[4,6]	1.19 [5,7]	1.21	1.21	1.20	1.23	1.22
Net investment income (loss)	(0.33) [5]	0.63	0.43	0.55	0.18	0.74

Portfolio turnover rate	4%	21%	47%[8]	27%	12%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

26	QS Asset Allocation Funds 2017 Semi-Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2017[2]	2017	2016	2015[3]

Net asset value, beginning of period	$15.87	$14.52	$16.74	$17.16

Income (loss) from operations:
Net investment income	0.01	0.25	0.19	0.15
Net realized and unrealized gain (loss)	1.13	1.82	(0.97)	(0.30)
Total income (loss) from operations	1.14	2.07	(0.78)	(0.15)

Less distributions from:
Net investment income	(0.01)	(0.24)	(0.19)	(0.27)
Net realized gains	(0.29)	(0.48)	(1.25)	—
Total distributions	(0.30)	(0.72)	(1.44)	(0.27)

Net asset value, end of period	$16.71	$15.87	$14.52	$16.74
Total return[4]	7.16%	14.51%	(5.13)%	(0.89)%

Net assets, end of period (000s)	$79	$57	$14	$10

Ratios to average net assets:
Gross expenses[5]	1.07%[6]	1.38%	1.47%	0.75%[6]
Net expenses[5,7]	0.80 [6,8]	0.80 [8]	0.80 [8]	0.75 [6]
Net investment income	0.07 [6]	1.64	1.15	1.27 [6]

Portfolio turnover rate	4%	21%	47%[9]	27%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	27

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$15.88	$14.47	$16.66	$16.19	$14.31	$12.80

Income (loss) from operations:
Net investment income	0.06	0.27	0.24	0.34	0.17	0.23
Net realized and unrealized gain (loss)	1.13	1.91	(0.92)	0.46	1.94	1.54
Total income (loss) from operations	1.19	2.18	(0.68)	0.80	2.11	1.77

Less distributions from:
Net investment income	(0.01)	(0.29)	(0.26)	(0.33)	(0.23)	(0.26)
Net realized gains	(0.29)	(0.48)	(1.25)	—	—	—
Total distributions	(0.30)	(0.77)	(1.51)	(0.33)	(0.23)	(0.26)

Net asset value, end of period	$16.77	$15.88	$14.47	$16.66	$16.19	$14.31
Total return[3]	7.47%	15.30%	(4.59)%	4.86%	14.75%	13.91%

Net assets, end of period (000s)	$5,912	$5,615	$4,946	$5,503	$1,284	$874

Ratios to average net assets:
Gross expenses[4]	0.16%[5]	0.19%	0.22%	0.21%	0.43%	0.36%
Net expenses[4,6]	0.16 [5]	0.19	0.22	0.21	0.40 [7]	0.35 [7]
Net investment income	0.71 [5]	1.78	1.44	2.02	1.09	1.71

Portfolio turnover rate	4%	21%	47%[8]	27%	12%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

28	QS Asset Allocation Funds 2017 Semi-Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$14.25	$13.21	$14.70	$14.35	$13.23	$12.06

Income (loss) from operations:
Net investment income	0.07	0.25	0.24	0.26	0.19	0.23
Net realized and unrealized gain (loss)	0.85	1.37	(0.76)	0.39	1.20	1.16
Total income (loss) from operations	0.92	1.62	(0.52)	0.65	1.39	1.39

Less distributions from:
Net investment income	(0.07)	(0.28)	(0.26)	(0.30)	(0.27)	(0.22)
Net realized gains	(0.17)	(0.30)	(0.71)	—	—	—
Total distributions	(0.24)	(0.58)	(0.97)	(0.30)	(0.27)	(0.22)

Net asset value, end of period	$14.93	$14.25	$13.21	$14.70	$14.35	$13.23
Total return[3]	6.49%	12.38%	(3.80)%	4.51%	10.54%	11.58%

Net assets, end of period (000s)	$287,243	$280,907	$255,274	$277,509	$261,212	$245,746

Ratios to average net assets:
Gross expenses[4]	0.47%[5]	0.50%	0.49%	0.49%	0.52%	0.55%
Net expenses[4,6]	0.47 [5,7]	0.50	0.49	0.49	0.52	0.55
Net investment income	0.97 [5]	1.83	1.63	1.75	1.38	1.81

Portfolio turnover rate	4%	20%	52%[8]	23%	13%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	29

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$14.77	$13.68	$15.18	$14.81	$13.65	$12.43

Income (loss) from operations:
Net investment income	0.02	0.15	0.13	0.17	0.10	0.15
Net realized and unrealized gain (loss)	0.88	1.42	(0.78)	0.39	1.22	1.20
Total income (loss) from operations	0.90	1.57	(0.65)	0.56	1.32	1.35

Less distributions from:
Net investment income	(0.01)	(0.18)	(0.14)	(0.19)	(0.16)	(0.13)
Net realized gains	(0.17)	(0.30)	(0.71)	—	—	—
Total distributions	(0.18)	(0.48)	(0.85)	(0.19)	(0.16)	(0.13)

Net asset value, end of period	$15.49	$14.77	$13.68	$15.18	$14.81	$13.65
Total return[3]	6.08%	11.52%	(4.47)%	3.76%	9.72%	10.87%

Net assets, end of period (000s)	$16,215	$17,495	$18,507	$20,864	$15,847	$14,017

Ratios to average net assets:
Gross expenses[4]	1.21%[5]	1.23%	1.23%	1.22%	1.25%	1.26%
Net expenses[4,6]	1.21 [5,7]	1.23	1.23	1.22	1.25	1.26
Net investment income	0.23 [5]	1.03	0.88	1.09	0.67	1.14

Portfolio turnover rate	4%	20%	52%[8]	23%	13%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

30	QS Asset Allocation Funds 2017 Semi-Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2017[2]	2017	2016	2015[3]

Net asset value, beginning of period	$14.21	$13.19	$14.68	$14.97

Income (loss) from operations:
Net investment income	0.05	0.24	0.21	0.17
Net realized and unrealized gain (loss)	0.84	1.33	(0.76)	(0.22)
Total income (loss) from operations	0.89	1.57	(0.55)	(0.05)

Less distributions from:
Net investment income	(0.03)	(0.25)	(0.23)	(0.24)
Net realized gains	(0.17)	(0.30)	(0.71)	—
Total distributions	(0.20)	(0.55)	(0.94)	(0.24)

Net asset value, end of period	$14.90	$14.21	$13.19	$14.68
Total return[4]	6.31%	11.99%	(4.00)%	(0.36)%

Net assets, end of period (000s)	$83	$73	$42	$10

Ratios to average net assets:
Gross expenses[5]	1.02%[6]	1.22%	0.96%	0.77%[6]
Net expenses[5,7,8]	0.80 [6]	0.80	0.80	0.77 [6]
Net investment income	0.64 [6]	1.70	1.43	1.72 [6]

Portfolio turnover rate	4%	20%	52%[9]	23%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	31

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2017	2016	2015[3]	2009		2008[4]

Net asset value, beginning of period	$14.24	$13.20	$14.69	$15.16	$12.11		$12.05

Income (loss) from operations:
Net investment income	0.09	0.29	0.27	0.31	0.43	[5]	0.00	[5,6]
Net realized and unrealized gain (loss)	0.85	1.37	(0.76)	(0.54)	(3.60)		0.06
Total income (loss) from operations	0.94	1.66	(0.49)	(0.23)	(3.17)		0.06

Less distributions from:
Net investment income	(0.09)	(0.32)	(0.29)	(0.24)	(0.38)		—
Net realized gains	(0.17)	(0.30)	(0.71)	—	(0.36)		—
Total distributions	(0.26)	(0.62)	(1.00)	(0.24)	(0.74)		—

Net asset value, end of period	$14.92	$14.24	$13.20	$14.69	$8.20		$12.11
Total return[7]	6.63%	12.61%	(3.49)%	(1.53)%	(27.43)%		0.50%

Net assets, end of period (000s)	$7,199	$7,431	$6,737	$7,413	$589		$710

Ratios to average net assets:
Gross expenses[8]	0.22%[9]	0.23%	0.27%	0.07%[9]	0.10%		0.20%[9,10]
Net expenses[8,11]	0.22 [9]	0.23	0.25 [12]	0.07 [9]	0.10	[12]	0.20	[9,10]
Net investment income	1.22 [9]	2.10	1.87	4.09 [9]	4.16	[5]	1.93	[5,9]

Portfolio turnover rate	4%	20%	52%[13]	23%[14]	32%		19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]	For the period July 25, 2014 (re-inception date) to January 31, 2015. Class I shares had previously liquidated on July 28, 2009 and resumed operations on July 25, 2014 upon shareholder investment.

[4]	For the period January 29, 2008 (inception date) to January 31, 2008.

[5]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would not have changed.

[11]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[14]	For the year ended January 31, 2015.

See Notes to Financial Statements.

32	QS Asset Allocation Funds 2017 Semi-Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$13.34	$12.58	$13.26	$12.98	$12.53	$11.72

Income (loss) from operations:
Net investment income	0.11	0.30	0.28	0.32	0.25	0.29
Net realized and unrealized gain (loss)	0.63	0.91	(0.67)	0.30	0.48	0.81
Total income (loss) from operations	0.74	1.21	(0.39)	0.62	0.73	1.10

Less distributions from:
Net investment income	(0.11)	(0.32)	(0.29)	(0.34)	(0.28)	(0.29)
Net realized gains	(0.07)	(0.13)	—	—	—	—
Total distributions	(0.18)	(0.45)	(0.29)	(0.34)	(0.28)	(0.29)

Net asset value, end of period	$13.90	$13.34	$12.58	$13.26	$12.98	$12.53
Total return[3]	5.56%	9.58%	(2.91)%	4.81%	5.91%	9.47%

Net assets, end of period (000s)	$125,624	$124,880	$117,979	$129,661	$129,455	$130,226

Ratios to average net assets:
Gross expenses[4]	0.53%[5]	0.54%	0.54%	0.52%	0.55%	0.54%
Net expenses[4,6]	0.53 [5]	0.54	0.54	0.52	0.55	0.54
Net investment income	1.55 [5]	2.30	2.09	2.37	1.92	2.37

Portfolio turnover rate	4%	18%	53%[7]	25%	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	33

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2017	2016	2015	2014	2013[3]

Net asset value, beginning of period	$13.26	$12.52	$13.19	$12.91	$12.50	$12.02

Income (loss) from operations:
Net investment income	0.05	0.23	0.19	0.21	0.16	0.16
Net realized and unrealized gain (loss)	0.62	0.88	(0.65)	0.30	0.47	0.48
Total income (loss) from operations	0.67	1.11	(0.46)	0.51	0.63	0.64

Less distributions from:
Net investment income	(0.04)	(0.24)	(0.21)	(0.23)	(0.22)	(0.16)
Net realized gains	(0.07)	(0.13)	—	—	—	—
Total distributions	(0.11)	(0.37)	(0.21)	(0.23)	(0.22)	(0.16)

Net asset value, end of period	$13.82	$13.26	$12.52	$13.19	$12.91	$12.50
Total return[4]	5.11%	8.89%	(3.54)%	3.92%	5.07%	5.38%

Net assets, end of period (000s)	$3,080	$4,539	$3,133	$2,949	$2,537	$295

Ratios to average net assets:
Gross expenses[5]	1.27%[6]	1.23%	1.22%	1.33%	1.48%	1.22%[6]
Net expenses[5,7]	1.27 [6]	1.23	1.22	1.33	1.42 [8]	1.22 [6]
Net investment income	0.80 [6]	1.77	1.46	1.56	1.29	2.69 [6]

Portfolio turnover rate	4%	18%	53%[9]	25%	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]	For the period August 1, 2012 (inception date) to January 31, 2013.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

34	QS Asset Allocation Funds 2017 Semi-Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C1 Shares[1,2]	2017[3]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$13.60	$12.83	$13.50	$13.21	$12.74	$11.92

Income (loss) from operations:
Net investment income	0.07	0.23	0.21	0.25	0.18	0.22
Net realized and unrealized gain (loss)	0.66	0.92	(0.66)	0.31	0.50	0.82
Total income (loss) from operations	0.73	1.15	(0.45)	0.56	0.68	1.04

Less distributions from:
Net investment income	(0.07)	(0.25)	(0.22)	(0.27)	(0.21)	(0.22)
Net realized gains	(0.07)	(0.13)	—	—	—	—
Total distributions	(0.14)	(0.38)	(0.22)	(0.27)	(0.21)	(0.22)

Net asset value, end of period	$14.19	$13.60	$12.83	$13.50	$13.21	$12.74
Total return[4]	5.37%	9.00%	(3.35)%	4.21%	5.33%	8.79%

Net assets, end of period (000s)	$3,029	$3,363	$3,937	$4,927	$4,558	$5,052

Ratios to average net assets:
Gross expenses[5]	1.03%[6]	1.04%	1.04%	1.06%	1.10%	1.10%
Net expenses[5,7]	1.03 [6,8]	1.04	1.04	1.06	1.10	1.10
Net investment income	1.05 [6]	1.74	1.58	1.86	1.36	1.79

Portfolio turnover rate	4%	18%	53%[9]	25%	12%	16%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended July 31, 2017 (unaudited).

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	35

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2017[2]	2017	2016	2015[3]

Net asset value, beginning of period	$13.30	$12.56	$13.24	$13.50

Income (loss) from operations:
Net investment income	0.09	0.29	0.25	0.20
Net realized and unrealized gain (loss)	0.63	0.88	(0.67)	(0.19)
Total income (loss) from operations	0.72	1.17	(0.42)	0.01

Less distributions from:
Net investment income	(0.09)	(0.30)	(0.26)	(0.27)
Net realized gains	(0.07)	(0.13)	—	—
Total distributions	(0.16)	(0.43)	(0.26)	(0.27)

Net asset value, end of period	$13.86	$13.30	$12.56	$13.24
Total return[4]	5.36%	9.33%	(3.12)%	0.05%

Net assets, end of period (000s)	$53	$42	$18	$17

Ratios to average net assets:
Gross expenses[5]	1.32%[6]	1.60%	1.50%	0.78%[6]
Net expenses[5,7]	0.80 [6,8]	0.80 [8]	0.80 [8]	0.78 [6]
Net investment income	1.29 [6]	2.21	1.93	2.25 [6]

Portfolio turnover rate	4%	18%	53%[9]	25%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

36	QS Asset Allocation Funds 2017 Semi-Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2017	2016	2015	2014	2013[3]

Net asset value, beginning of period	$13.31	$12.56	$13.23	$12.97	$12.52	$12.01

Income (loss) from operations:
Net investment income	0.12	0.34	0.31	0.40	0.27	0.31
Net realized and unrealized gain (loss)	0.64	0.90	(0.65)	0.23	0.48	0.52
Total income (loss) from operations	0.76	1.24	(0.34)	0.63	0.75	0.83

Less distributions from:
Net investment income	(0.13)	(0.36)	(0.33)	(0.37)	(0.30)	(0.32)
Net realized gains	(0.07)	(0.13)	—	—	—	—
Total distributions	(0.20)	(0.49)	(0.33)	(0.37)	(0.30)	(0.32)

Net asset value, end of period	$13.87	$13.31	$12.56	$13.23	$12.97	$12.52
Total return[4]	5.72%	9.92%	(2.62)%	4.89%	6.06%	7.04%

Net assets, end of period (000s)	$2,768	$2,374	$2,233	$2,388	$261	$148

Ratios to average net assets:
Gross expenses[5]	0.28%[6]	0.29%	0.34%	0.30%	0.46%	0.34%[6]
Net expenses[5,7]	0.25 [6,8]	0.25 [8]	0.25 [8]	0.30	0.44 [8]	0.33 [6,8]
Net investment income	1.84 [6]	2.58	2.37	2.97	2.15	2.87 [6]

Portfolio turnover rate	4%	18%	53%[9]	25%	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2017 (unaudited).

[3]	For the period March 15, 2012 (inception date) to January 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2017 Semi-Annual Report	37

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds which are affiliated with Legg Mason, Inc. (“Legg Mason”). Effective July 1, 2017, the Funds may invest in mutual funds and exchange-traded funds (“ETFs”) that are affiliated with Legg Mason and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

38	QS Asset Allocation Funds 2017 Semi-Annual Report

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$753,629,403	—	—	$753,629,403
Short-term investments†	2,689,573	—	—	2,689,573
Total investments	$756,318,976	—	—	$756,318,976

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$485,983,685	—	—	$485,983,685
Short-term investments†	2,584,452	—	—	2,584,452
Total investments	$488,568,137	—	—	$488,568,137

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$310,542,796	—	—	$310,542,796
Short-term investments†	846,429	—	—	846,429
Total investments	$311,389,225	—	—	$311,389,225

†	See Schedule of Investments for additional detailed categorizations.

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$134,165,262	—	—	$134,165,262
Short-term investments†	165,631	—	—	165,631
Total investments	$134,330,893	—	—	$134,330,893

†	See Schedule of Investments for additional detailed categorizations.

QS Asset Allocation Funds 2017 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

(b) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the exdividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2017, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Investors, LLC (“QS Investors”) is each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason. Under the Investment management agreement, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Growth Fund, Moderate Growth Fund and Conservative Growth Funds’ Class A, Class C, Class R and Class I shares

40	QS Asset Allocation Funds 2017 Semi-Annual Report

did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Defensive Growth Fund’s Class A, Class C, Class C1, Class R and Class I shares did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended July 31, 2017, Growth Fund, Moderate Growth Fund, Conservative Growth Fund and Defensive Growth Fund were reimbursed for expenses in the amount of $173, $375, $170 and $472, respectively.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 1.15% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the Funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2017, sales charges and CDSCs paid to LMIS and its affiliates were:

	Sales Charge	CDSCs
	Class A	Class A	Class C	Class C1
Growth Fund	$124,937	$707	$430	—
Moderate Growth Fund	75,322	669	241	—
Conservative Growth Fund	72,376	155	54	—
Defensive Growth Fund	11,822	248	—	$42

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$16,750,250	$42,380,000
Moderate Growth Fund	18,347,883	35,685,000
Conservative Growth Fund	11,100,058	23,860,000
Defensive Growth Fund	5,287,672	14,065,000

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Growth Fund	$220,077,911	$(3,112,970)	$216,964,941
Moderate Growth Fund	125,931,977	(1,930,255)	124,001,722
Conservative Growth Fund	67,637,701	(1,101,057)	66,536,644
Defensive Growth Fund	23,997,016	(499,853)	23,497,163

QS Asset Allocation Funds 2017 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

During the six months ended July 31, 2017, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees

Growth Fund
Class A	$893,987	†	$769,650
Class C	95,656	†	15,642
Class R	144		156
Class I	—		1,042
Total	$989,787		$786,490

† The amounts shown are exclusive of expense reimbursements. For the six months ended July 31, 2017, the service and/or distribution fees reimbursed amounted to $23 and $70 for Class A and Class C shares, respectively.

	Service and/or Distribution Fees		Transfer Agent Fees

Moderate Growth Fund
Class A	$561,204	†	$391,598
Class C	106,118	†	14,482
Class R	165		172
Class I	—		3,313
Total	$667,487		$409,565

† The amounts shown are exclusive of expense reimbursements. For the six months ended July 31, 2017, the service and/or distribution fees reimbursed amounted to $225 and $61 for Class A and Class C shares, respectively.

	Service and/or Distribution Fees		Transfer Agent Fees

Conservative Growth Fund
Class A	$353,084	†	$221,286
Class C	87,196	†	12,010
Class R	196		175
Class I	—		5,483
Total	$440,476		$238,954

†	The amounts shown are exclusive of expense reimbursements. For the six months ended July 31, 2017, the service and/or distribution fees reimbursed amounted to $56 and $30 for Class A and Class C shares, respectively.

	Service and/or Distribution Fees		Transfer Agent Fees

Defensive Growth Fund
Class A	$154,755		$88,396
Class C	16,251		2,159
Class C1	11,018	†	2,976
Class R	119		163
Class I	—		1,775
Total	$182,143		$95,469

†	The amount shown is exclusive of expense reimbursements. For the six months ended July 31, 2017, the service and/or distribution fees reimbursed amounted to $3 for Class C1 shares.

42	QS Asset Allocation Funds 2017 Semi-Annual Report

For the six months ended July 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Growth Fund
Class A	$23
Class C	70
Class R	80
Class I	—
Total	$173

Waivers/Expense Reimbursements

Moderate Growth Fund
Class A	$225
Class C	61
Class R	89
Class I	—
Total	$375

Waivers/Expense Reimbursements

Conservative Growth Fund
Class A	$56
Class C	30
Class R	84
Class I	—
Total	$170

Waivers/Expense Reimbursements

Defensive Growth Fund
Class A	—
Class C	—
Class C1	$3
Class R	124
Class I	345
Total	$472

6. Distributions to shareholders by class

	Six Months Ended July 31, 2017	Year Ended January 31, 2017

Growth Fund

Net Investment Income:
Class A	$145,629	$7,000,988
Class B1	—	—
Class C	4,082	82,257
Class R	13	446
Class I	307	16,369
Total	$150,031	$7,100,060

QS Asset Allocation Funds 2017 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2017	Year Ended January 31, 2017

Growth Fund continued

Net Realized Gains:
Class A	$17,015,996	$21,504,025
Class B1	—	864,956
Class C	476,978	731,386
Class R	1,494	736
Class I	35,848	39,670
Total	$17,530,316	$23,140,773

[1]	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

	Six Months Ended July 31, 2017	Year Ended January 31, 2017

Moderate Growth Fund

Net Investment Income:
Class A	$155,828	$6,520,640
Class B1	—	—
Class C	7,085	153,278
Class R	24	808
Class I	2,065	100,344
Total	$165,002	$6,775,070

Net Realized Gains:
Class A	$7,748,093	$12,891,630
Class B1	—	356,435
Class C	352,306	696,442
Class R	1,194	731
Class I	102,674	155,187
Total	$8,204,267	$14,100,425

[1]	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

	Six Months Ended July 31, 2017	Year Ended January 31, 2017

Conservative Growth Fund

Net Investment Income:
Class A	$1,387,586	$5,430,816
Class B1	—	—
Class C	8,619	224,614
Class R	188	1,166
Class I	44,631	163,440
Total	$1,441,024	$5,820,036

Net Realized Gains:
Class A	$3,228,679	$5,809,281
Class B1	—	—
Class C	174,783	404,581
Class R	922	1,065
Class I	82,200	156,554
Total	$3,486,584	$6,371,481

[1]	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

44	QS Asset Allocation Funds 2017 Semi-Annual Report

	Six Months Ended July 31, 2017	Year Ended January 31, 2017

Defensive Growth Fund

Net Investment Income:
Class A	$959,893	$3,012,764
Class B1	—	8,136
Class C	10,353	74,118
Class C1	14,809	66,895
Class R	316	770
Class I	24,634	63,348
Total	$1,010,005	$3,226,031

Net Realized Gains:
Class A	$649,364	$1,198,965
Class B1	—	—
Class C	16,836	33,441
Class C1	15,554	37,786
Class R	263	237
Class I	14,407	21,385
Total	$696,424	$1,291,814

[1]	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

7. Shares of beneficial interest

At July 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Growth Fund
Class A
Shares sold	1,147,611	$19,337,136	4,485,559	$68,588,358
Shares issued on reinvestment	1,014,246	17,120,469	1,834,672	28,429,131
Shares repurchased	(2,389,758)	(40,284,956)	(4,826,869)	(74,918,293)
Net increase (decrease)	(227,901)	$(3,827,351)	1,493,362	$22,099,196

Class B1
Shares sold	—	—	352	$5,059
Shares issued on reinvestment	—	—	60,340	862,867
Shares repurchased	—	—	(2,165,623)	(30,432,036)
Net decrease	—	—	(2,104,931)	$(29,564,110)

Class C
Shares sold	31,400	$497,576	112,604	$1,619,908
Shares issued on reinvestment	29,898	473,580	55,035	797,328
Shares repurchased	(162,911)	(2,579,800)	(375,628)	(5,461,993)
Net decrease	(101,613)	$(1,608,644)	(207,989)	$(3,044,757)

Class R
Shares sold	1,087	$18,194	1,920	$29,594
Shares issued on reinvestment	90	1,507	76	1,182
Shares repurchased	(316)	(5,283)	(423)	(6,571)
Net increase	861	$14,418	1,573	$24,205

QS Asset Allocation Funds 2017 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Growth Fund continued
Class I
Shares sold	52,866	$884,710	48,417	$749,630
Shares issued on reinvestment	1,941	32,693	3,331	51,550
Shares repurchased	(47,259)	(795,288)	(77,581)	(1,149,138)
Net increase (decrease)	7,548	$122,115	(25,833)	$(347,958)

[1]

On June 30, 2016, the Fund converted 1,631,187 Class B shares into 1,519,477 Class A shares, valued at $22,852,931. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Moderate Growth Fund
Class A
Shares sold	808,680	$13,365,255	2,735,717	$41,849,687
Shares issued on reinvestment	473,537	7,870,186	1,248,797	19,330,308
Shares repurchased	(1,665,690)	(27,538,992)	(3,492,845)	(53,904,236)
Net increase (decrease)	(383,473)	$(6,303,551)	491,669	$7,275,759

Class B1
Shares sold	—	—	688	$11,484
Shares issued on reinvestment	—	—	22,641	355,013
Shares repurchased	—	—	(1,019,880)	(15,772,443)
Net decrease	—	—	(996,551)	$(15,405,946)

Class C
Shares sold	45,646	$766,011	126,821	$2,006,494
Shares issued on reinvestment	21,106	356,058	53,403	835,940
Shares repurchased	(164,145)	(2,751,339)	(378,647)	(5,950,377)
Net decrease	(97,393)	$(1,629,270)	(198,423)	$(3,107,943)

Class R
Shares sold	1,081	$17,783	2,612	$39,896
Shares issued on reinvestment	74	1,218	99	1,539
Shares repurchased	(24)	(387)	(111)	(1,700)
Net increase	1,131	$18,614	2,600	$39,735

Class I
Shares sold	87,183	$1,424,905	82,057	$1,265,383
Shares issued on reinvestment	6,348	104,739	16,572	254,951
Shares repurchased	(94,641)	(1,550,006)	(86,709)	(1,305,555)
Net increase (decrease)	(1,110)	$(20,362)	11,920	$214,779

[1]

On June 30, 2016, the Fund converted 791,756 Class B shares into 810,633 Class A shares, valued at $12,240,552. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Conservative Growth Fund
Class A
Shares sold	961,230	$14,085,393	2,532,338	$35,171,185
Shares issued on reinvestment	312,314	4,586,345	801,300	11,166,121
Shares repurchased	(1,747,295)	(25,645,507)	(2,937,569)	(40,785,541)
Net increase (decrease)	(473,751)	$(6,973,769)	396,069	$5,551,765

46	QS Asset Allocation Funds 2017 Semi-Annual Report

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Conservative Growth Fund continued
Class B1
Shares sold	—	—	371	$5,864
Shares repurchased	—	—	(681,268)	(9,752,132)
Net decrease	—	—	(680,897)	$(9,746,268)

Class C
Shares sold	217,243	$3,236,061	541,104	$7,310,537
Shares issued on reinvestment	11,807	180,307	42,537	613,999
Shares repurchased	(367,108)	(5,539,488)	(752,114)	(10,877,084)
Net decrease	(138,058)	$(2,123,120)	(168,473)	$(2,952,548)

Class R
Shares sold	445	$6,490	1,964	$27,192
Shares issued on reinvestment	76	1,110	160	2,231
Shares repurchased	(91)	(1,325)	(142)	(1,950)
Net increase	430	$6,275	1,982	$27,473

Class I
Shares sold	28,594	$416,589	55,315	$770,310
Shares issued on reinvestment	8,645	126,831	22,974	319,994
Shares repurchased	(76,657)	(1,130,061)	(66,535)	(926,135)
Net increase (decrease)	(39,418)	$(586,641)	11,754	$164,169

[1]

On April 29, 2016, the Fund converted 587,495 Class B shares into 606,923 Class A shares, valued at $8,442,301. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Defensive Growth Fund
Class A
Shares sold	393,334	$5,373,948	1,368,951	$18,005,298
Shares issued on reinvestment	116,975	1,599,078	317,662	4,187,640
Shares repurchased	(835,167)	(11,389,795)	(1,698,680)	(22,328,481)
Net decrease	(324,858)	$(4,416,769)	(12,067)	$(135,543)

Class B1
Shares sold	—	—	2,264	$29,039
Shares issued on reinvestment	—	—	602	8,013
Shares repurchased	—	—	(290,408)	(3,887,184)
Net decrease	—	—	(287,542)	$(3,850,132)

Class C
Shares sold	3,086	$41,798	160,437	$2,099,602
Shares issued on reinvestment	1,990	27,113	8,143	106,742
Shares repurchased	(124,677)	(1,669,612)	(76,436)	(998,954)
Net increase (decrease)	(119,601)	$(1,600,701)	92,144	$1,207,390

Class C1
Shares sold	1,752	$24,353	35,141	$466,578
Shares issued on reinvestment	2,108	29,443	7,364	99,005
Shares repurchased	(37,582)	(521,939)	(102,201)	(1,362,779)
Net decrease	(33,722)	$(468,143)	(59,696)	$(797,196)

Class R
Shares sold	723	$9,839	1,732	$22,706
Shares issued on reinvestment	42	579	77	1,007
Shares repurchased	(90)	(1,215)	(95)	(1,220)
Net increase	675	$9,203	1,714	$22,493

QS Asset Allocation Funds 2017 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Amount	Shares	Amount

Defensive Growth Fund continued
Class I
Shares sold	37,607	$509,269	59,676	$788,883
Shares issued on reinvestment	2,862	39,041	6,441	84,733
Shares repurchased	(19,265)	(261,383)	(65,571)	(862,740)
Net increase	21,204	$286,927	546	$10,876

[1]

On April 29, 2016, the Fund converted 245,674 Class B shares into 251,096 Class A shares, valued at $3,299,406. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2017. The following transactions were effected in shares of such Underlying Funds for the six months ended July 31, 2017.

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2017
Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$49,075,624	—	—	$711,753	3,100	$(11,753)	—	—	$2,874,891	$51,238,762
ClearBridge Appreciation Fund, Class IS Shares	85,234,121	—	—	2,683,135	127,298	141,865	—	—	7,361,989	89,912,975
ClearBridge International Value Fund, Class IS Shares	37,333,962	—	—	3,848,523	382,976	256,477	—	—	4,349,090	37,834,529
ClearBridge Large Cap Growth Fund, Class IS Shares	34,896,576	—	—	696,815	18,503	68,185	—	—	3,342,600	37,542,361
ClearBridge Mid Cap Fund, Class IS Shares	32,344,369	$11,915	319	635,657	23,874	249,343	—	$11,915	1,191,191	32,911,817
ClearBridge Small Cap Growth Fund, Class IS Shares	27,760,256	—	—	305,451	10,337	14,549	—	—	2,530,957	29,985,762
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	90,570,487	6,680,000	338,399	3,517,945	182,229	132,055	—	—	7,447,559	101,180,101
QS Global Dividend Fund, Class IS Shares	72,448,460	1,001,832	82,163	1,830,119	155,170	69,881	$1,001,832	—	3,792,836	75,413,010
QS International Equity Fund, Class IS Shares	89,819,977	—	—	9,452,943	666,040	882,057	—	—	11,476,608	91,843,642
QS Strategic Real Return Fund, Class IS Shares	45,719,568	845,341	73,678	763,907	56,689	(108,907)	—	20,341	2,528,721	48,329,724
QS U.S. Large Cap Equity Fund, Class IS Shares	71,883,327	—	—	2,379,743	138,841	120,257	—	—	6,587,520	76,091,103
Royce Small-Cap Value Fund, Institutional Class Shares	60,890,565	4,010,000	407,521	319,735	29,307	(34,735)	—	—	(2,158,978)	62,421,853
Western Asset Core Plus Bond Fund, Class IS Shares	4,789,994	3,583	309	4,866,981	410,480	(166,981)	3,583	—	170,285	96,880
Western Asset High Yield Fund, Class IS Shares	3,228,708	4,197,579	513,121	6,614,139	899,477	785,861	77,579	—	(731,068)	81,080
Western Asset Macro Opportunities Fund, Class IS Shares	18,195,221	—	—	1,301,528	118,752	53,472	—	—	1,852,111	18,745,804
	$724,191,215	$16,750,250		$39,928,374		$2,451,626	$1,082,994	$32,256	$52,616,312	$753,629,403

48	QS Asset Allocation Funds 2017 Semi-Annual Report

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2017
Moderate Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$26,280,759	—	—	$688,708	3,263	$56,292	—	—	$1,473,825	$27,065,876
ClearBridge Appreciation Fund, Class IS Shares	50,283,106	—	—	1,796,322	85,265	98,678	—	—	4,322,227	52,809,010
ClearBridge International Value Fund, Class IS Shares	18,220,625	$1,065,000	98,338	1,950,416	185,571	44,584	—	—	2,282,967	19,618,176
ClearBridge Large Cap Growth Fund, Class IS Shares	29,522,456	—	—	1,795,697	47,568	119,303	—	—	2,676,372	30,403,131
ClearBridge Mid Cap Fund, Class IS Shares	19,886,745	7,300	196	423,762	17,169	211,238	$1	$7,299	671,596	20,141,878
ClearBridge Small Cap Growth Fund, Class IS Shares	9,567,811	—	—	32,764	2,140	32,236	—	—	846,706	10,381,753
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	49,058,961	—	—	2,135,536	113,652	129,464	—	—	3,818,392	50,741,817
QS Global Dividend Fund, Class IS Shares	47,185,759	647,971	53,142	1,417,933	121,850	67,067	647,971	—	2,437,988	48,853,785
QS International Equity Fund, Class IS Shares	41,744,876	2,050,000	130,490	4,155,422	264,983	(55,422)	—	—	5,967,639	45,607,094
QS Strategic Real Return Fund, Class IS Shares	29,791,586	373,137	32,517	571,925	42,808	(76,925)	—	13,137	1,643,269	31,236,067
QS U.S. Large Cap Equity Fund, Class IS Shares	32,363,366	—	—	1,366,942	79,752	73,058	—	—	2,939,974	33,936,398
Royce Small-Cap Value Fund, Institutional Class Shares	26,383,370	—	—	4,011,492	373,939	(366,492)	—	—	(418,130)	21,953,748
Western Asset Core Bond Fund, Class IS Shares	7,444,005	77,738	6,202	1,283,365	101,611	(18,365)	77,738	—	152,011	6,390,390
Western Asset Core Plus Bond Fund, Class IS Shares	54,630,189	717,463	61,442	12,059,867	1,027,791	(194,867)	717,463	—	1,837,701	45,125,485
Western Asset High Yield Fund, Class IS Shares	9,543,127	13,409,274	1,635,875	498,632	60,849	1,368	529,274	—	255,333	22,709,102
Western Asset Macro Opportunities Fund, Class IS Shares	18,464,258	—	—	1,332,874	121,613	42,126	—	—	1,878,591	19,009,975
	$470,370,999	$18,347,883		$35,521,657		$163,343	$1,972,447	$20,436	$32,786,461	$485,983,685

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2017
Conservative Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$10,935,838	$90,000	401	$411,810	1,794	$(6,810)	—	—	$640,423	$11,254,450
ClearBridge Appreciation Fund, Class IS Shares	22,251,541	165,000	7,700	1,348,310	65,173	96,690	—	—	1,846,051	22,914,281
ClearBridge International Value Fund, Class IS Shares	9,629,163	860,000	79,762	1,090,979	104,224	14,021	—	—	1,219,901	10,618,084
ClearBridge Large Cap Growth Fund, Class IS Shares	15,085,035	105,000	2,692	1,541,162	40,827	78,838	—	—	1,297,867	14,946,741
ClearBridge Mid Cap Fund, Class IS Shares	7,929,360	62,890	1,716	245,548	10,327	134,452	—	$2,890	214,999	7,961,701
ClearBridge Small Cap Growth Fund, Class IS Shares	9,050,712	70,000	2,287	441,611	20,876	213,389	—	—	595,440	9,274,541
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	21,467,680	170,000	8,795	1,393,802	74,450	86,198	—	—	1,633,799	21,877,677
QS Global Dividend Fund, Class IS Shares	30,730,849	655,095	54,129	1,832,609	158,237	97,391	$415,095	—	1,526,599	31,079,933

QS Asset Allocation Funds 2017 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2017
Conservative Growth Fund (cont’d)		Cost	Shares	Cost	Shares
QS International Equity Fund, Class IS Shares	$14,439,651	$1,270,000	81,322	$1,755,111	119,494	$89,889	—	—	$1,960,403	$15,914,944
QS Strategic Real Return Fund, Class IS Shares	19,210,578	203,408	17,696	537,076	40,200	(72,076)	—	$8,408	1,074,694	19,951,604
QS U.S. Large Cap Equity Fund, Class IS Shares	12,003,050	95,000	5,475	777,252	45,280	32,748	—	—	1,075,050	12,395,849
Royce Small-Cap Value Fund, Institutional Class Shares	10,749,162	85,000	8,577	828,489	93,490	81,511	—	—	(422,603)	9,583,070
Western Asset Core Bond Fund, Class IS Shares	26,089,633	484,332	38,790	2,040,781	163,160	(5,781)	$294,331	—	514,175	25,047,359
Western Asset Core Plus Bond Fund, Class IS Shares	68,200,473	1,522,050	130,981	5,725,271	491,825	(20,271)	1,017,050	—	2,365,718	66,362,970
Western Asset High Yield Fund, Class IS Shares	14,229,152	5,157,283	630,220	1,771,891	216,484	8,109	482,283	—	245,710	17,860,254
Western Asset Macro Opportunities Fund, Class IS Shares	13,304,351	105,000	9,786	1,252,076	114,241	37,924	—	—	1,342,064	13,499,338
	$305,306,228	$11,100,058		$22,993,778		$866,222	$2,208,759	$11,298	$17,130,290	$310,542,796

	Affiliate Value at January 31, 2017	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2017
Defensive Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$3,138,005	—	—	$297,572	1,296	$(7,572)	—	—	$180,259	$3,020,692
ClearBridge Appreciation Fund, Class IS Shares	7,735,292	—	—	712,448	35,097	57,552	—	—	594,366	7,617,210
ClearBridge Large Cap Growth Fund, Class IS Shares	2,753,433	—	—	1,027,866	27,293	37,134	—	—	137,673	1,863,240
ClearBridge Mid Cap Fund, Class IS Shares	2,874,856	$1,005	27	115,345	6,434	119,655	$(1)	$1,006	2,389	2,762,905
ClearBridge Small Cap Growth Fund, Class IS Shares	1,160,811	—	—	97,130	3,237	2,870	—	—	97,732	1,161,413
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	3,866,359	—	—	279,529	17,153	60,471	—	—	244,155	3,830,985
QS Global Dividend Fund, Class IS Shares	11,017,832	143,475	11,767	878,042	76,688	46,958	143,475	—	516,988	10,800,253
QS International Equity Fund, Class IS Shares	5,617,414	685,000	43,603	756,469	58,543	133,531	—	—	643,896	6,189,841
QS Strategic Real Return Fund, Class IS Shares	8,895,645	3,738	322	563,258	42,305	(78,258)	—	3,738	523,914	8,860,040
QS U.S. Large Cap Equity Fund, Class IS Shares	3,068,917	—	—	275,573	16,104	9,427	—	—	265,542	3,058,885
Royce Small-Cap Value Fund, Institutional Class Shares	2,586,464	695,000	70,630	570,577	57,929	(5,577)	—	—	(91,243)	2,619,644
Western Asset Core Bond Fund, Class IS Shares	20,318,747	224,963	17,946	1,813,105	145,552	(3,105)	224,963	—	388,408	19,119,013
Western Asset Core Plus Bond Fund, Class IS Shares	46,656,460	678,644	58,100	4,701,777	414,313	88,223	678,644	—	1,469,109	44,102,436
Western Asset High Yield Fund, Class IS Shares	10,835,997	2,855,847	348,488	755,292	92,288	(292)	335,847	—	177,769	13,114,321
Western Asset Macro Opportunities Fund, Class IS Shares	6,184,798	—	—	747,169	68,172	12,831	—	—	606,755	6,044,384
	$136,711,030	$5,287,672		$13,591,152		$473,848	$1,382,928	$4,744	$5,757,712	$134,165,262

50	QS Asset Allocation Funds 2017 Semi-Annual Report

9. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on each Fund’s financial statements and related disclosures.

QS Asset Allocation Funds 2017 Semi-Annual Report	51

Additional information (unaudited)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Funds, as the independent registered public accounting firm to the Funds. The Audit Committee of the Funds’ Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Funds’ financial statements for the fiscal periods ended January 31, 2017 and January 31, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Funds’ fiscal periods ended January 31, 2017 and January 31, 2016 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Funds’ Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Funds’ independent registered public accounting firm for the fiscal year ending January 31, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Funds or the Board of Trustees with the performance of the Funds’ prior independent registered public accounting firm, KPMG. During the Funds’ fiscal periods ended January 31, 2017 and January 31, 2016, and the subsequent interim period through August 14, 2017, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

52	QS Asset Allocation Funds

QS

Asset Allocation Funds

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson
Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com

©2017 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

©2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01185 9/17 SR17-3148

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

By:	/s/Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2017